Significant Accounting Policies (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2019	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Net assets	£ 432,700,000
Net current assets	199,800,000
Cash and cash equivalents	£ 162,806,000	£ 69,884,000	[1],[2]	£ 101,327,000	[1],[2]	£ 70,172,000
Percentage increase (decrease) in revenue	47.60%	29.60%		21.00%
Going concern period	12 months
Loans and borrowings	£ 0	£ 0
Grant received	£ 139,000	228,000	[1]	£ 888,000	[1]
Downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase (decrease) in revenue	9.00%
Increase (decrease) in cash and cash equivalents	£ 55,000,000
Severe downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Percentage increase (decrease) in revenue	20.00%
Increase (decrease) in cash and cash equivalents	£ 103,000,000
Trade name
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	5 years
Supplier relationships
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	5 years
Non-compete agreement
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	3 years
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	5 years
Revolving Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Undrawn borrowing facilities	£ 200,000,000
Loans and borrowings	0	£ 0
Revolving Credit Facility | Amounts payable within 1 year
Disclosure of detailed information about property, plant and equipment [line items]
Undrawn borrowing facilities	200,000,000
Revolving Credit Facility | Downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Loans and borrowings	0
Revolving Credit Facility | Severe downside scenario
Disclosure of detailed information about property, plant and equipment [line items]
Loans and borrowings	£ 0
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Payment term	30 days
Bottom of range | Client relationship
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	1 year
Bottom of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	3 years
Bottom of range | Software - own work capitalised
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	3 years
Bottom of range | Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	3 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Payment term	90 days
Top of range | Client relationship
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	10 years
Top of range | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	5 years
Top of range | Licences
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	3 years
Top of range | Software - own work capitalised
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangible assets	5 years
Top of range | Computers and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property plant and equipment	5 years

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).